Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long-term debt	$ 1,632,165	$ 639,231	$ 648,326
1.35% Senior notes due 2017 [Member]
Long-term debt
Long-term debt	699,091
3.125% Senior notes due 2014 [Member]
Long-term debt
Long-term debt	499,912	499,867	499,822
4.00% Senior notes due 2042 [Member]
Long-term debt
Long-term debt	298,493
7.375% Debentures due 2027 [Member] | Subordinated Debentures Subject To Mandatory Redemption [Member]
Long-term debt
Long-term debt	129,060	129,056	129,053
7.45% Debentures due 2097 [Member] | Subordinated Debentures Subject To Mandatory Redemption [Member]
Long-term debt
Long-term debt	3,500	3,500	3,500
2.00% to 2.02% Promissory Notes Through 2023 [Member]
Long-term debt
Long-term debt	$ 2,109	$ 6,808	$ 15,951